INCOME AND SOCIAL CONTRIBUTION TAXES - Decision of the Federal Supreme Court ("STF") on an Extraordinary Appeal on the levying of IRPJ and CSLL on late payment interest received on payment of undue tax (Details)
R$ in Thousands
Dec. 31, 2021 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Deferred tax assets recognised	R$ 1,407,523
Deferred income tax and social contribution assets	1,405,565
Recoverable income tax and social contribution asset	R$ 1,958